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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN
THOUSANDS) - JUNE 30, 2008 (UNAUDITED)

                                                                       PRINCIPAL
                                                                          AMOUNT                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 103.0%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 25.4%
U.S. Treasury Bonds
4.38%                                     02/15/38                   $    19,321                  $    18,832 (h)
4.50%                                     02/15/36                         2,530                        2,512
4.75%                                     02/15/37                        29,692                       30,662
U.S. Treasury Notes
2.63%                                     05/31/10                       130,098                      130,179 (j)
2.75%                                     02/28/13                        36,405                       35,540
3.50%                                     02/15/18                        90,645                       87,253 (j)
3.63%                                     10/31/09 - 12/31/12            296,036                      300,604 (h,j)
4.50%                                     11/15/10 - 05/15/17              1,712                        1,783
4.63%                                     11/15/09 - 10/31/11             24,735                       25,720
                                                                                                      633,085

FEDERAL AGENCIES - 2.7%
Federal Home Loan Mortgage Corp.
4.13%                                     12/21/12                        28,105                       28,202
4.88%                                     02/09/10                        39,085                       40,214
                                                                                                       68,416

AGENCY MORTGAGE BACKED - 37.0%
Federal Home Loan Mortgage Corp.
4.50%                                     06/01/33 - 02/01/35              4,854                        4,508 (h)
5.00%                                     07/01/35 - 10/01/35              5,722                        5,504 (h)
5.50%                                     05/01/20 - 03/01/38             23,600                       23,345 (h)
6.00%                                     04/01/17 - 11/01/37             31,150                       31,549 (h)
6.50%                                     01/01/27 - 08/01/36              8,666                        8,973 (h)
7.00%                                     10/01/16 - 08/01/36              3,352                        3,531 (h)
7.50%                                     11/01/09 - 09/01/33                793                          842 (h)
8.00%                                     11/01/30                            15                           16 (h)
8.50%                                     04/01/30 - 05/01/30                 43                           47 (h)
9.00%                                     05/01/16 - 11/01/16                193                          210 (h)
Federal National Mortgage Assoc.
4.00%                                     05/01/19 - 06/01/19              4,508                        4,271 (h)
4.50%                                     05/01/18 - 02/01/35             23,271                       22,291 (h)
5.00%                                     07/01/20 - 08/01/35             20,011                       19,319 (h)
5.26%                                     04/01/37                         2,676                        2,711 (i)
5.47%                                     04/01/37                           204                          208 (i)
5.50%                                     01/01/14 - 04/01/38             66,775                       66,317 (h)
5.52%                                     04/01/37                         2,350                        2,394 (i)
5.53%                                     04/01/37                         1,075                        1,097 (i)
5.55%                                     04/01/37                         2,542                        2,591 (i)
5.59%                                     04/01/37                         2,975                        3,038 (i)
5.62%                                     03/01/37                           221                          225 (i)
5.68%                                     04/01/37 - 05/01/37              4,013                        4,101 (i)
5.70%                                     04/01/37                         3,557                        3,635 (i)
5.71%                                     04/01/37                         1,141                        1,167 (i)
5.84%                                     06/01/37                         5,663                        5,779 (i)
6.00%                                     02/01/14 - 03/01/38             77,011                       77,896 (h)
6.03%                                     10/01/37                         3,978                        4,085 (i)
6.50%                                     01/01/14 - 01/01/37             34,628                       35,834 (h)
7.00%                                     08/01/13 - 06/01/36             10,225                       10,808 (h)
7.50%                                     12/01/09 - 03/01/34              3,272                        3,513 (h)
8.00%                                     12/01/11 - 11/01/33              1,803                        1,943 (h)
8.50%                                     04/01/30 - 05/01/31                236                          260 (h)
9.00%                                     02/01/09 - 12/01/22              1,352                        1,455 (h)
5.00%                                     TBA                            118,041                      114,405 (c)
5.50%                                     TBA                            366,782                      361,723 (c)
6.00%                                     TBA                             53,413                       53,881 (c)
6.50%                                     TBA                              6,768                        6,967 (c)
Government National Mortgage Assoc.
4.50%                                     08/15/33 - 09/15/34              8,651                        8,090 (h)
5.00%                                     08/15/33                         2,043                        1,989 (h)
5.13%                                     11/20/21 - 10/20/25                 20                           20 (h,i)
5.38%                                     01/20/24 - 03/20/24                 14                           14 (h,i)
5.63%                                     08/20/23 - 09/20/24                 19                           19 (h,i)
6.00%                                     04/15/27 - 09/15/36              5,083                        5,178 (h)
6.38%                                     05/20/21 - 04/20/24                 12                           14 (h,i)
6.50%                                     04/15/19 - 09/15/36              8,496                        8,808 (h)
7.00%                                     03/15/12 - 10/15/36              4,675                        4,921 (h)
7.50%                                     11/15/22 - 10/15/33                958                        1,029 (h)
8.00%                                     11/15/29 - 06/15/30                 16                           15 (h)
8.50%                                     10/15/17                           650                          709 (h)
9.00%                                     11/15/16 - 12/15/21              1,698                        1,852 (h)
                                                                                                      923,097

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.5%
Collateralized Mortgage Obligation Trust
(Class B)
4.80%                                     11/01/18                           301                          267 (d,f,h)
Federal Home Loan Mortgage Corp.
3.53%                                     11/15/37                        11,932                          820 (d,g,i)
4.18%                                     05/15/36 - 11/15/36             22,442                        1,994 (d,g,i)
4.33%                                     04/15/38                        10,204                          897 (d,g,i)
4.50%                                     04/15/13 - 03/15/19              8,802                          765 (d,g,h)
4.83%                                     09/15/35                         8,614                          947 (d,g,i)
5.00%                                     04/15/14 - 08/01/35             67,748                       13,757 (d,g,h)
5.00%                                     07/15/28                         2,300                        2,324
5.50%                                     04/15/17 - 06/15/33              6,157                        1,160 (d,g,h)
6.91%                                     11/15/37                         5,637                        3,908 (d,f)
7.14%                                     12/15/33                         1,970                        1,752 (h,i)
7.50%                                     01/15/16                           419                          437 (h)
7.50%                                     07/15/27                            71                           18 (d,g,h)
8.00%                                     04/15/20                           211                          221 (h)
8.00%                                     02/01/23 - 07/01/24                194                           52 (d,g,h)
10.32%                                    06/15/33                         6,141                        6,289 (h,i)
35.45%                                    09/25/43                        19,844                          146 (d,g,h)
Federal Home Loan Mortgage STRIPS
5.39%                                     08/01/27                            47                           39 (d,f,h)
Federal National Mortgage Assoc.
1.18%                                     12/25/42                         3,471                          125 (d,g,h)
3.97%                                     05/25/37 - 06/25/37             60,814                        5,375 (d,g,i)
4.00%                                     02/25/28                           171                          171 (h)
4.27%                                     10/25/35                        21,501                        1,995 (d,g,i)
4.50%                                     05/25/18                         1,718                          121 (d,g,h)
4.50%                                     03/25/38                        10,400                        1,057 (d,g,i)
4.52%                                     10/25/29                         4,875                          421 (d,g,h,i)
4.72%                                     07/25/37                        18,058                        2,072 (d,g,i)
4.75%                                     11/25/14                           761                           33 (d,g,h)
5.00%                                     08/25/17 - 02/25/32              9,389                        1,208 (d,g,h)
5.00%                                     10/25/35                         1,787                        1,562
5.02%                                     05/25/18                         1,761                          167 (d,g,h,i)
5.12%                                     09/25/42                        12,559                        1,319 (d,g,h,i)
5.22%                                     08/25/16                         2,659                          149 (d,g,h,i)
5.50%                                     01/25/33                         2,526                        2,404
8.00%                                     07/25/14                           410                          413 (h)
31.49%                                    04/25/38                        12,180                          987 (d,g,i)
40.07%                                    05/25/38                        18,763                        1,610 (d,g,i)
Federal National Mortgage Assoc. (Class 1)
4.50%                                     09/01/35 - 01/01/36             18,155                        4,274 (d,g)
5.00%                                     05/25/38                         5,534                        1,730 (d,g)
5.48%                                     11/01/34                         4,768                        3,485 (d,f,h)
Federal National Mortgage Assoc. (Class 2)
5.00%                                     09/01/33 - 03/25/38             11,043                        3,154 (d,g)
5.50%                                     12/01/33                         1,592                          401 (d,g)
Federal National Mortgage Assoc. REMIC
4.50%                                     11/25/13                         1,553                           28 (d,g,h)
5.00%                                     10/25/22                         2,074                          323 (d,g,h)
11.15%                                    03/25/31                         4,186                        4,294 (h,i)
Federal National Mortgage Assoc. REMIC
(Class B)
4.23%                                     12/25/22                           211                          185 (d,f,h)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%**                                05/25/22                             -                            7 (d,g,h)
Federal National Mortgage Assoc. STRIPS
(Class 2)
5.00%                                     08/01/34                        47,555                       12,312 (d,g,h)
7.50%                                     11/01/23                           902                          199 (d,g,h)
8.00%                                     08/01/23 - 07/01/24                432                          119 (d,g,h)
8.50%                                     03/01/17 - 07/25/22                695                          152 (d,g,h)
9.00%                                     05/25/22                           222                           69 (d,g,h)
Government National Mortgage Association.
1.04%                                     11/06/46                         7,901                          423 (d,g,h,l)
                                                                                                       88,137

ASSET BACKED - 5.7%
Accredited Mortgage Loan Trust (Class A)
2.78%                                     07/25/34                           781                          340 (h,i)
AESOP Funding II LLC (Class A)
2.60%                                     04/20/10                         3,000                        2,671 (b,h,i)
BA Credit Card Trust
2.47%                                     08/15/12                        10,000                        9,835 (h,i)
Bear Stearns Asset Backed Securities
Trust (Class A)
2.85%                                     01/25/34                           323                          273 (h,i)
Capital Auto Receivables Asset Trust
(Class A)
3.25%                                     01/15/10                         6,135                        6,098 (b,h,i)
Capital One Auto Finance Trust
2.47%                                     04/15/12                        20,000                       18,963 (h,i)
Capital One Master Trust (Class C)
6.70%                                     06/15/11                         2,344                        2,352 (b,h,l)
Capital One Multi-Asset Execution Trust
(Class A)
2.50%                                     03/16/15                         1,980                        1,914 (h,i)
Carmax Auto Owner Trust
4.35%                                     03/15/10                         1,778                        1,784 (h)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                     05/25/32                           377                          226 (h)
Countrywide Asset-Backed Certificates
3.00%                                     02/25/35                         5,955                        5,858 (h,i)
Countrywide Asset-Backed Certificates
(Class A)
2.85%                                     08/25/34                           103                           99 (h,i)
3.04%                                     08/25/32                           187                          158 (h,i)
3.14%                                     04/25/32                           113                          104 (h,i)
Discover Card Master Trust I (Class A)
2.50%                                     04/17/12                        25,700                       25,567 (h,i)
First Horizon Asset Back Trust (Class A)
2.70%                                     02/25/34                           661                          528 (h,i)
Ford Credit Floorplan Master Owner Trust
(Class A)
5.03%                                     06/15/11                        13,500                       13,202 (d,i)
GSAA Trust
2.54%                                     10/25/36                         1,331                        1,186 (h,i)
2.88%                                     05/25/34                           553                          523 (h,i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                     10/15/10                         1,911                        1,917 (h)
Indymac Residential Asset Backed Trust
(Class M)
4.48%                                     04/25/37                         1,018                          100 (h,i,l)
JP Morgan Mortgage Acquisition Corp.
2.63%                                     03/01/37                         4,300                        3,612 (h,i)
Long Beach Mortgage Loan Trust
2.64%                                     05/25/36                         2,000                        1,543 (h,i)
Mid-State Trust
7.54%                                     07/01/35                           833                          817 (h,l)
Option One Mortgage Loan Trust
2.61%                                     07/25/37                         5,000                        3,836 (h,i)
Peco Energy Transition Trust
6.52%                                     12/31/10                         2,219                        2,325 (h)
Residential Asset Mortgage Products, Inc.
2.72%                                     03/25/34                            47                           46 (h,i)
Residential Asset Securities Corp.
2.98%                                     07/25/32                           376                          327 (h,i)
Residential Asset Securities Corp.
(Class A)
3.06%                                     06/25/33                           619                          431 (h,i)
3.12%                                     11/25/33                           672                          490 (h,i)
4.16%                                     07/25/30                           351                          345 (h)
SLM Student Loan Trust (Class A)
2.83%                                     06/15/18                           689                          681 (h,i)
Structured Asset Investment Loan Trust
2.71%                                     02/25/35                            28                           28 (b,h,i)
Swift Master Auto Receivables Trust
(Class A)
2.57%                                     06/15/12                        15,000                       14,077 (h,i)
Triad Auto Receivables Owner Trust
(Class A)
2.54%                                     02/12/14                        11,000                       10,442 (h,i)
Washington Mutual Master Note Trust
2.50%                                     05/15/14                        10,000                        9,123 (b,i)
Wells Fargo Home Equity Trust
3.97%                                     05/25/34                           867                          845 (h)
                                                                                                      142,666

CORPORATE NOTES - 19.3%
Abbey National PLC
7.95%                                     10/26/29                         2,070                        2,105 (h)
AES Ironwood LLC
8.86%                                     11/30/25                         5,678                        5,891 (h)
American International Group, Inc.
5.85%                                     01/16/18                         3,002                        2,812 (h)
American Railcar Industries, Inc.
7.50%                                     03/01/14                         1,105                        1,028 (h)
ARAMARK Corp.
8.50%                                     02/01/15                         5,370                        5,263 (h)
Archer-Daniels-Midland Co.
6.45%                                     01/15/38                         2,980                        2,988 (h)
Arizona Public Service Co.
6.25%                                     08/01/16                         3,165                        3,015 (h)
BAC Capital Trust VI
5.63%                                     03/08/35                         3,200                        2,606 (h)
Bank of America Corp.
8.00%                                     12/29/49                         3,129                        2,931 (h)
Bank of America Corp. (Series L)
5.65%                                     05/01/18                         6,250                        5,835
Bear Stearns Companies Inc.
5.85%                                     07/19/10                         3,102                        3,150 (h)
6.95%                                     08/10/12                         6,270                        6,519 (h)
BellSouth Corp.
4.20%                                     09/15/09                         2,890                        2,896 (h)
6.55%                                     06/15/34                         3,035                        2,931 (h)
Bertin LTDA
10.25%                                    10/05/16                         1,015                        1,045 (b,h)
Braskem Finance Ltd.
7.25%                                     06/05/18                           600                          594 (b)
Bristol-Myers Squibb Co.
5.45%                                     05/01/18                         3,236                        3,192 (h)
5.88%                                     11/15/36                         2,145                        2,001 (h)
British Telecommunications PLC
8.63%                                     12/15/10                         1,260                        1,353 (h)
Cadbury Schweppes US Finance LLC
3.88%                                     10/01/08                         2,035                        2,033 (b,h)
Cardinal Health, Inc.
5.50%                                     06/15/13                         2,150                        2,145
Cargill Inc.
5.20%                                     01/22/13                         4,389                        4,347 (b,h)
6.00%                                     11/27/17                         5,249                        5,219 (b,h)
Carolina Power & Light Co.
5.15%                                     04/01/15                         1,500                        1,496 (h)
5.70%                                     04/01/35                           815                          760 (h)
6.13%                                     09/15/33                         1,590                        1,564 (h)
Chesapeake Energy Corp.
7.25%                                     12/15/18                         5,371                        5,223
Chubb Corp.
6.50%                                     05/15/38                           629                          601 (h)
Citigroup, Inc.
5.50%                                     04/11/13                         4,409                        4,308 (h)
8.40%                                     04/29/49                         3,243                        3,083
Clarendon Alumina Production Ltd.
8.50%                                     11/16/21                         3,535                        3,570 (b,h)
Community Health Systems, Inc.
8.88%                                     07/15/15                         5,370                        5,404
Consolidated Edison Co of New York, Inc.
5.85%                                     04/01/18                         3,251                        3,263
Constellation Brands, Inc.
7.25%                                     05/15/17                         5,371                        5,022
COX Communications, Inc.
6.25%                                     06/01/18                         4,540                        4,432 (b)
7.13%                                     10/01/12                         2,052                        2,142 (h)
7.75%                                     11/01/10                         2,410                        2,539 (h)
Credit Suisse
6.00%                                     02/15/18                         3,170                        3,052 (h)
CSC Holdings, Inc.
8.50%                                     06/15/15                         5,365                        5,271 (b)
CSX Transportation, Inc.
9.75%                                     06/15/20                         1,365                        1,643 (h)
CVS Caremark Corp.
5.75%                                     06/01/17                         5,975                        5,877 (h)
Diageo Capital PLC
5.20%                                     01/30/13                         2,074                        2,076 (h)
Dominion Resources, Inc. (Series B)
6.30%                                     09/30/66                         7,805                        7,144 (h)
Dover Corp.
6.50%                                     02/15/11                         1,930                        2,024 (h)
DP World Ltd.
6.85%                                     07/02/37                         2,200                        1,888 (b,h)
Duke Energy Carolinas LLC
5.38%                                     01/01/09                         1,065                        1,073 (h)
Duke Realty LP
6.25%                                     05/15/13                         2,096                        2,056 (h)
Dynegy Holdings, Inc.
7.50%                                     06/01/15                         5,370                        4,954
Echostar DBS Corp.
7.75%                                     05/31/15                         5,375                        5,227 (b)
EI Du Pont de Nemours & Co.
4.88%                                     04/30/14                         2,080                        2,084 (h)
El Paso Electric Co.
6.00%                                     05/15/35                         1,660                        1,400 (h)
Empresa Energetica de Sergipe and
Sociedade Anonima de Eletrificaao da
Paraiba
10.50%                                    07/19/13                         1,104                        1,231 (b,h)
Ford Motor Credit Company LLC
7.88%                                     06/15/10                         5,369                        4,634
Galaxy Entertainment Finance Company Ltd.
9.88%                                     12/15/12                         1,055                        1,023 (h)
Gaz Capital S.A.
7.34%                                     04/11/13                         1,200                        1,227 (b)
GlaxoSmithKline Capital Inc.
4.85%                                     05/15/13                         2,096                        2,093
6.38%                                     05/15/38                         1,048                        1,040
Globo Comunicacoe e Participacoes S.A.
7.25%                                     04/26/22                         1,610                        1,594 (b,h)
GMAC LLC
6.88%                                     09/15/11                         5,369                        3,858
Goldman Sachs Group, Inc.
5.95%                                     01/18/18                         1,042                        1,000 (h)
6.15%                                     04/01/18                         1,142                        1,108
6.60%                                     01/15/12                         8,340                        8,576 (h)
GTE Corp.
7.51%                                     04/01/09                         2,125                        2,182 (h)
Harrah's Operating Company Inc.
10.75%                                    02/01/16                         5,371                        4,458 (b)
HCA Inc.
9.25%                                     11/15/16                         5,368                        5,529
Hewlett-Packard Co.
5.50%                                     03/01/18                         2,979                        2,918 (h)
Hexion US Finance Corp/Hexion Nova
Scotia Finance ULC
9.75%                                     11/15/14                         5,500                        4,977 (h)
Honeywell International, Inc.
5.30%                                     03/01/18                         2,686                        2,646
HSBC Bank USA N.A.
4.63%                                     04/01/14                         1,815                        1,724 (h)
7.00%                                     01/15/39                         5,250                        5,137
HSBC Capital Funding LP (Series 1)
9.55%                                     12/29/49                         2,273                        2,372 (b,h)
HSBC Finance Corp.
6.75%                                     05/15/11                         1,975                        2,052 (h)
HSBC Holdings PLC
6.50%                                     05/02/36                           625                          581 (h)
Hydro Quebec
8.50%                                     12/01/29                         1,455                        2,058 (h)
IIRSA Norte Finance Ltd.
8.75%                                     05/30/24                         3,005                        3,335 (b,h)
Independencia International Ltd.
9.88%                                     05/15/15                           500                          482 (b)
ING Capital Funding TR III
8.44%                                     12/29/49                         3,000                        3,031 (h)
ING Groep N.V.
5.78%                                     12/29/49                         1,389                        1,153 (h)
Intergen N.V.
9.00%                                     06/30/17                         3,617                        3,744 (b,h)
International Steel Group Inc.
6.50%                                     04/15/14                         2,700                        2,737 (h)
Interoceanica IV Finance Ltd.
4.31%                                     11/30/18                         2,760                        1,769 (b,d,h)
4.53%                                     11/30/25                         2,126                          974 (b,d,h)
Iron Mountain Inc.
8.00%                                     06/15/20                         5,361                        5,281
John Deere Capital Corp.
4.50%                                     04/03/13                         4,153                        4,101 (h)
JP Morgan Chase & Co.
6.40%                                     05/15/38                         3,248                        3,013
7.00%                                     11/15/09                         3,965                        4,053 (h)
JP Morgan Chase Bank
5.88%                                     06/13/16                         3,190                        3,115 (h)
Kroger Co.
6.15%                                     01/15/20                         3,234                        3,200
Landsbanki Islands
3.34%                                     08/25/09                         3,245                        3,037 (b,h,i)
Lehman Brothers Holdings, Inc.
2.85%                                     12/23/08                           545                          535 (h,i)
3.00%                                     10/22/08                         1,201                        1,196 (h,i)
5.63%                                     01/24/13                         1,909                        1,807 (h)
6.88%                                     05/02/18                         4,284                        4,147
Lippo Karawaci Finance BV
8.88%                                     03/09/11                         2,695                        2,616
LyondellBasell Industries AF SCA
8.38%                                     08/15/15                         5,864                        3,724 (b,h)
Marfrig Overseas Ltd.
9.63%                                     11/16/16                         2,690                        2,582 (b,h)
Markel Corp.
7.35%                                     08/15/34                         1,096                        1,073 (h)
McDonald's Corp.
5.80%                                     10/15/17                         2,087                        2,130 (h)
6.30%                                     03/01/38                         2,992                        2,964 (h)
Mediacom LLC/Mediacom Capital Corp.
9.50%                                     01/15/13                         5,520                        5,203 (h)
Merck & Company, Inc.
5.75%                                     11/15/36                         1,589                        1,518 (h)
Merrill Lynch & Company, Inc.
6.88%                                     04/25/18                         2,286                        2,176
Metropolitan Life Global Funding I
4.25%                                     07/30/09                         3,910                        3,881 (b,h)
Midamerican Energy Holdings Co.
6.13%                                     04/01/36                         2,165                        2,079 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                     12/29/49                         3,070                        3,076
Morgan Stanley
6.00%                                     04/28/15                         3,200                        3,059
Morgan Stanley (Series F)
6.63%                                     04/01/18                         3,200                        3,032
Munich Re America Corp. (Series B)
7.45%                                     12/15/26                         1,935                        1,938 (h)
NAK Naftogaz Ukrainy
8.13%                                     09/30/09                         2,300                        2,242
Nakilat Inc.
6.07%                                     12/31/33                           430                          380 (b,h)
6.27%                                     12/31/33                         2,725                        2,421 (b,h)
Nelnet, Inc.
5.13%                                     06/01/10                         2,800                        2,553 (h)
NGPL PipeCo LLC
7.12%                                     12/15/17                         2,195                        2,243 (b)
Norfolk Southern Corp.
8.63%                                     05/15/10                         3,125                        3,348 (h)
Norfolk Southern Railway Co.
9.75%                                     06/15/20                         2,360                        2,884 (h)
Northern States Power
6.25%                                     06/01/36                         1,240                        1,268 (h)
NorthWestern Corp.
5.88%                                     11/01/14                         3,875                        3,814 (h)
NRG Energy, Inc.
7.38%                                     02/01/16                         5,370                        5,054
OPTI Canada Inc.
8.25%                                     12/15/14                         2,725                        2,711
Pacific Bell Telephone Co.
7.13%                                     03/15/26                         1,063                        1,073 (h)
Pacific Gas & Electric Co.
5.80%                                     03/01/37                         2,045                        1,907
Parker Hannifin Corp.
5.50%                                     05/15/18                         2,173                        2,180
Pemex Finance Ltd.
9.03%                                     02/15/11                         3,707                        3,957 (h)
Pemex Project Funding Master Trust
5.75%                                     03/01/18                           910                          899 (b)
6.13%                                     08/15/08                           108                          108
7.88%                                     02/01/09                         1,009                        1,036
PepsiCo, Inc.
5.00%                                     06/01/18                         5,365                        5,234
Pitney Bowes, Inc.
3.88%                                     06/15/13                         2,446                        2,305
PNC Preferred Funding Trust I
6.52%                                     12/31/49                         2,065                        1,646 (b)
Potomac Edison Co.
5.35%                                     11/15/14                         1,520                        1,490 (h)
Public Service Company of Colorado
7.88%                                     10/01/12                         3,330                        3,714 (h)
Puget Sound Energy, Inc.
5.48%                                     06/01/35                         2,135                        1,794 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                     06/01/67                         3,750                        3,222 (h)
Rock-Tenn Co.
8.20%                                     08/15/11                         5,390                        5,552 (h)
Royal Bank of Scotland Group PLC
5.00%                                     10/01/14                         2,450                        2,348 (h)
RSHB Capital S.A.
7.75%                                     05/29/18                         1,600                        1,568 (b)
Sabine Pass LNG LP
7.25%                                     11/30/13                         3,225                        2,935
7.50%                                     11/30/16                         4,810                        4,329
Security Benefit Life Insurance
8.75%                                     05/15/16                         2,190                        2,287 (b)
Sierra Pacific Resources
8.63%                                     03/15/14                         2,689                        2,819 (h)
Skandinaviska Enskilda Banken AB
7.50%                                     03/29/49                         2,510                        2,515 (b,h)
Southern Copper Corp.
7.50%                                     07/27/35                           525                          514
Sprint Capital Corp.
7.63%                                     01/30/11                         1,720                        1,690 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                     12/03/14                         3,730                        3,670
Stewart Enterprises, Inc.
6.25%                                     02/15/13                         2,715                        2,579 (h)
Suncor Energy, Inc.
6.10%                                     06/01/18                         2,152                        2,159
Telecom Italia Capital S.A.
6.20%                                     07/18/11                         3,491                        3,560
Telefonica Emisiones SAU
5.86%                                     02/04/13                         3,075                        3,096
Tenneco, Inc.
8.63%                                     11/15/14                         5,365                        4,735
Tesco PLC
5.50%                                     11/15/17                         2,600                        2,530 (b)
The Travelers Companies Inc.
5.80%                                     05/15/18                         3,224                        3,137
Time Warner Cable, Inc.
6.20%                                     07/01/13                         3,210                        3,264
6.75%                                     07/01/18                         3,210                        3,231
Titan Petrochemicals Group Ltd.
8.50%                                     03/18/12                           522                          277 (b)
TNK-BP Finance S.A.
6.63%                                     03/20/17                         1,355                        1,199 (b)
Transocean, Inc.
6.00%                                     03/15/18                         2,970                        2,974
Tronox Worldwide LLC
9.50%                                     12/01/12                         3,815                        3,109 (h)
UBS Preferred Funding Trust I
8.62%                                     10/29/49                         2,465                        2,477
United Technologies Corp.
6.13%                                     07/15/38                         2,173                        2,183
Verizon Global Funding Corp.
7.25%                                     12/01/10                         3,889                        4,129 (h)
Verizon Pennsylvania, Inc.
8.35%                                     12/15/30                         1,350                        1,516 (h)
8.75%                                     08/15/31                         2,125                        2,484 (h)
VTB Capital S.A.
3.38%                                     08/01/08                         2,185                        2,163 (b,h,i)
Wachovia Corp. (Series K)
7.98%                                     12/31/49                         2,095                        1,924
Wal-Mart Stores, Inc.
5.80%                                     02/15/18                         2,086                        2,160
6.20%                                     04/15/38                         3,254                        3,191
Weatherford International, Inc.
5.95%                                     06/15/12                         3,055                        3,115
Wells Fargo & Co.
5.63%                                     12/11/17                         1,045                        1,011
Westar Energy, Inc.
7.13%                                     08/01/09                         2,215                        2,273 (h)
Westlake Chemical Corp.
6.63%                                     01/15/16                         5,230                        4,393 (h)
Xerox Corp.
6.35%                                     05/15/18                         3,240                        3,198
XTO Energy, Inc.
6.38%                                     06/15/38                         2,096                        1,986
                                                                                                      480,617

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6%
Banc of America Commercial Mortgage Inc.
5.32%                                     09/10/47                         3,131                        3,081 (h)
5.45%                                     01/15/49                         3,000                        2,792 (h)
Banc of America Commercial Mortgage Inc.
(Class A)
5.49%                                     02/10/51                        10,240                        9,509
6.48%                                     06/10/49                         9,240                        8,735 (d,i)
Banc of America Commercial Mortgage Inc.
(Class C)
5.88%                                     04/10/17                         2,000                        1,441 (h,l)
Banc of America Funding Corp.
5.73%                                     03/20/36                         1,747                          709 (h,i,l)
5.80%                                     02/20/36                         2,979                        1,247 (h,l)
Banc of America Mortgage Securities Inc.
(Class B)
5.38%                                     01/25/36                         1,833                        1,073 (h,i)
5.55%                                     02/25/36                         1,386                          828 (h,i)
Bear Stearns Asset Backed Securities
Trust (Class A)
2.64%                                     07/25/36                        10,267                        9,027 (h,i)
Bear Stearns Commercial Mortgage
Securities
5.48%                                     10/12/41                         4,563                        4,509 (h)
5.53%                                     10/12/41                         4,563                        4,412 (h)
5.58%                                     03/11/39                         1,472                        1,469 (h)
6.02%                                     02/14/31                         3,329                        3,342 (h)
Bear Stearns Commercial Mortgage
Securities (Class D)
6.18%                                     09/11/42                           700                          430 (b,h,l)
Citigroup Commercial Mortgage Trust
5.89%                                     12/10/49                         2,900                        2,756 (h)
Countrywide Alternative Loan Trust
5.98%                                     05/25/36                           649                           13 (h,l)
6.00%                                     03/25/36 - 08/25/36              3,174                          272 (h,l)
Countrywide Alternative Loan Trust
(Class B)
6.00%                                     05/25/36 - 08/25/36              1,972                          210 (h,l)
Credit Suisse Mortgage Capital
Certificates
5.47%                                     09/15/39                         3,967                        3,771 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                     02/25/36                           978                          278 (h,l)
CS First Boston Mortgage Securities Corp.
1.57%                                     03/15/35                        59,164                        1,288 (b,h,l)
5.25%                                     08/25/34                         1,187                        1,114 (h)
5.34%                                     10/25/35                         1,646                          658 (h,l)
6.79%                                     07/15/37                        51,165                        1,003 (b,d,h,l)
First Horizon Alternative Mortgage
Securities (Class B)
5.98%                                     05/25/36                           425                           15 (h,l)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                     05/15/35                           826                          825 (h)
6.47%                                     04/15/34                         1,976                        2,026 (h)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
6.68%                                     12/10/41                        70,809                        1,101 (d,h,l)
Greenwich Capital Commercial Funding
Corp.
5.12%                                     04/10/37                         4,200                        4,191 (h)
GS Mortgage Securities Corp II (Class A)
5.99%                                     08/10/45                        10,400                        9,945 (h)
Impac CMB Trust
2.74%                                     04/25/35                         2,139                        1,706 (h,i)
Impac CMB Trust (Class 1)
2.84%                                     10/25/34                         2,266                        1,810 (h,i)
Impac Secured Assets CMN Owner Trust
(Class A)
2.73%                                     11/25/36                        10,701                        3,898 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                     01/25/36                           474                          296 (h,l)
Indymac INDA Mortgage Loan Trust (Class
B)
5.16%                                     01/25/36                           953                          634 (h,l)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.27%                                     01/12/39                        37,648                          890 (b,h,l)
6.26%                                     02/15/51                         7,160                        6,652
6.40%                                     02/12/51                         1,080                          710 (b,h,l)
6.47%                                     11/15/35                         5,391                        5,538 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                     09/15/27                         4,419                        4,382 (h)
6.23%                                     03/15/26                         3,000                        3,026 (h)
6.62%                                     01/18/12                        66,378                        1,260 (d,h,l)
10.75%                                    01/15/36                        22,343                        1,096 (b,d,h,l)
11.40%                                    10/15/35                        21,484                          774 (b,d,h,l)
11.90%                                    02/15/40                        28,449                          749 (d,h,l)
12.31%                                    03/15/36                        86,081                        1,937 (b,d,h,l)
12.51%                                    02/15/40                        52,004                          900 (b,d,h,l)
12.72%                                    09/15/39                        24,903                          377 (b,d,h,l)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                     12/15/30                         1,777                        1,812 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                     07/14/16                           750                          775 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                     07/15/40                         1,915                        1,271 (h,l)
LB-UBS Commercial Mortgage Trust (Class X)
7.07%                                     09/15/39                       141,751                        3,584 (d,h,l)
12.47%                                    12/15/39                        52,320                          738 (b,d,h,l)
17.17%                                    03/15/32                        54,613                          410 (d,h,l)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
2.73%                                     10/15/17                         7,000                        6,694 (b,h,i)
2.78%                                     10/15/17                         4,000                        3,813 (b,h,i)
MASTR Alternative Loans Trust
5.00%                                     08/25/18                         1,843                          286 (d,g,h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                     05/12/39                         5,006                        5,008 (h)
Merrill Lynch/Countrywide Commercial
Mortgage Trust
5.42%                                     08/12/48                         3,300                        2,927
MLCC Mortgage Investors, Inc.
5.37%                                     02/25/36                         1,505                        1,254 (h)
Morgan Stanley Capital I
5.28%                                     12/15/43                         2,021                        1,988 (h)
5.33%                                     12/15/43                         2,021                        1,901 (h)
5.39%                                     11/12/41                         4,629                        3,721 (h)
5.44%                                     02/12/44                         2,017                        1,931 (b,h)
5.69%                                     04/15/49                        14,950                       14,098 (h)
5.71%                                     07/12/44                         3,000                        2,956 (h)
7.11%                                     04/15/33                           900                          917 (h)
Morgan Stanley Capital I (Class A)
5.36%                                     02/12/44                         3,039                        2,968 (h)
Morgan Stanley Dean Witter Capital I
(Class A)
5.72%                                     12/18/32                            44                           44 (h)
6.54%                                     02/15/31                           283                          290 (h)
Mortgage Capital Funding Inc. (Class C)
6.73%                                     06/18/30                           524                          523 (h)
MortgageIT Trust (Class A)
2.78%                                     08/25/35                         4,350                        3,628 (h,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                     03/15/30                           571                          574 (h)
Opteum Mortgage Acceptance Corp.
2.78%                                     02/25/35                         1,520                        1,337 (h,i)
Puma Finance Ltd. (Class A)
2.96%                                     03/25/34                           893                          873 (h,i)
Residential Accredit Loans, Inc.
6.00%                                     01/25/36 - 04/25/36              3,702                        1,368 (h,l)
6.04%                                     01/25/36                         1,023                          113 (h,l)
Residential Funding Mortgage Securities I
5.75%                                     01/25/36                         1,153                          811 (h,l)
5.75%                                     01/25/36                           577                          342 (h)
Sequoia Mortgage Trust
2.74%                                     06/20/34                           241                          226 (h,i)
Structured Asset Securities Corp. (Class X)
2.15%                                     02/25/28                         6,286                           14 (l)
Wachovia Bank Commercial Mortgage Trust
5.93%                                     06/15/49                        10,400                        9,868 (h)
Wachovia Bank Commercial Mortgage Trust
(Class A)
6.22%                                     01/15/45                         5,150                        4,918 (d,i)
Wachovia Bank Commercial Mortgage Trust
(Class E)
6.10%                                     02/15/51                         6,030                        4,010 (l)
WaMu Mortgage Pass Through Certificates
2.81%                                     01/25/45                         1,155                          892 (h,i)
Wells Fargo Mortgage Backed Securities
Trust
5.39%                                     08/25/35                         4,146                        3,579 (h,i)
5.50%                                     01/25/36 - 03/25/36              3,127                        1,947 (h)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                     03/25/36                         2,910                        2,025 (h)
                                                                                                      215,139

SOVEREIGN BONDS - 0.8%
Banco Nacional de Desenvolvimento
Economico e Social
6.37%                                     06/16/18                         2,700                        2,686 (b,h)
Government of Brazil
6.00%                                     01/17/17                           800                          816 (h)
8.00%                                     01/15/18                         2,096                        2,328 (h)
Government of Canada
7.50%                                     09/15/29                         3,115                        3,980
Government of Colombia
7.38%                                     09/18/37                         1,400                        1,498
Government of Indonesia
6.88%                                     01/17/18                         1,300                        1,222 (b)
7.75%                                     01/17/38                         1,000                          940 (b)
Government of Jamaica
8.00%                                     06/24/19                         2,100                        1,911
Government of Korea Railroad Corp.
5.38%                                     05/15/13                         1,000                          991 (b)
Government of Manitoba Canada
4.90%                                     12/06/16                         2,120                        2,170 (h)
Government of Panama
6.70%                                     01/26/36                         1,965                        1,994
                                                                                                       20,536

TOTAL BONDS AND NOTES                                                                               2,571,693
 (COST $2,636,986)

                                                                       PRINCIPAL
                                                                          AMOUNT                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 9.5%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 6.8%
AESOP Funding II LLC (Class A)
2.60%                                     04/20/10                    $    5,000                   $    4,451 (b,h,i)
AmeriCredit Automobile Receivables Trust
2.53%                                     04/07/14                         8,250                        6,958 (i)
Arran Master Trust (Class A)
2.49%                                     12/15/10                         3,000                        2,981
Bayview Financial Acquisition Trust
(Class A)
3.16%                                     02/28/44                         3,788                        3,398 (i)
Chase Issuance Trust (Class A)
2.49%                                     11/15/11                        14,000                       13,929 (i)
Citibank Credit Card Issuance Trust
2.48%                                     12/15/10                         4,500                        4,493 (i)
2.78%                                     11/22/10                        10,000                        9,989 (i)
Countrywide Asset-Backed Certificates
2.59%                                     06/25/35                         1,814                        1,692 (i)
2.74%                                     07/25/34                         2,016                        1,967 (i)
3.34%                                     05/25/33                            31                           31 (i)
Countrywide Asset-Backed Certificates
(Class 2)
3.08%                                     06/25/33                            20                           17 (i)
Countrywide Asset-Backed Certificates
(Class A)
3.28%                                     03/25/33                           614                          527 (i)
Countrywide Home Equity Loan Trust
(Class 2)
2.71%                                     01/15/30                         4,651                        3,241 (i)
Discover Card Master Trust I
2.48%                                     04/15/10                         5,000                        4,924 (i)
Discover Card Master Trust I (Class A)
2.49%                                     05/15/11                         6,500                        6,484 (i)
First Franklin Mortgage Loan Asset
Backed Certificates
2.74%                                     11/25/36                         2,635                        2,327 (i)
First Franklin Mortgage Loan Asset
Backed Certificates (Class M)
2.93%                                     03/25/35                        10,000                        7,925 (i)
First Horizon Asset Back Trust (Class A)
2.70%                                     02/25/34                           793                          633 (h,i)
Fleet Home Equity Loan Trust (Class A)
2.73%                                     01/20/33                         1,332                          927 (i)
GMAC Mortgage Corp. Loan Trust
2.66%                                     08/25/35                         4,430                        2,602 (i)
Gracechurch Card Funding PLC (Class A)
2.48%                                     11/15/10                         2,500                        2,495 (i)
GSAA Trust
2.54%                                     10/25/36                         1,331                        1,186 (h,i)
2.73%                                     01/25/36                        10,000                        7,733 (i)
GSAMP Trust
2.63%                                     12/25/35                         8,618                        8,513 (i)
Hertz Vehicle Financing LLC
2.62%                                     02/25/10                         5,000                        4,935 (b,i)
Indymac Residential Asset Backed Trust
2.53%                                     11/25/36                         1,150                        1,121 (i)
2.59%                                     11/25/36                        10,449                        9,271 (i)
2.65%                                     10/25/35                         5,553                        5,522 (i)
Indymac Seconds Asset Backed Trust
2.58%                                     05/25/36                         3,212                        2,353 (i)
Irwin Home Equity Corp.
2.63%                                     02/25/36                           512                          280 (b,i)
JP Morgan Mortgage Acquisition Corp.
2.59%                                     01/25/36                           993                          984 (i)
Long Beach Mortgage Loan Trust
2.58%                                     05/25/36                         3,772                        3,677 (i)
2.76%                                     09/25/35                         2,123                        2,067 (i)
Nissan Auto Lease Trust
2.54%                                     02/15/13                        26,680                       26,169 (i)
Option One Mortgage Loan Trust (Class A)
3.32%                                     02/25/33                           383                          332 (i)
Residential Asset Mortgage Products,
Inc. (Class A)
3.04%                                     06/25/32                           101                           87 (i)
Residential Asset Securities Corp.
2.58%                                     06/25/36                         2,680                        2,646 (i)
2.73%                                     01/25/36                         6,497                        5,099 (i)
Residential Asset Securities Corp.
(Class A)
3.06%                                     06/25/33                            95                           66 (h,i)
Residential Funding Mortgage Securities
II Inc. (Class A)
2.69%                                     02/25/34                           145                           48 (i)
Saxon Asset Securities Trust
2.59%                                     03/25/36                         4,586                        4,557 (i)
Wachovia Asset Securitization Inc.
(Class A)
2.70%                                     06/25/34                           798                          705 (i)
                                                                                                      169,342

CORPORATE NOTES - 0.7%
Countrywide Financial Corp.
7.30%                                     09/02/08                        12,000                       11,908 (d,i)
Morgan Stanley
2.82%                                     05/07/09                         6,260                        6,162 (i)
                                                                                                       18,070

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Banc of America Large Loan Inc.
2.68%                                     03/15/22                        10,000                        9,527 (b,i)
Crusade Global Trust (Class A)
3.00%                                     09/18/34                         1,042                        1,025 (i)
Impac CMB Trust (Class 1)
2.84%                                     10/25/34                         2,741                        2,189 (h,i)
Impac Secured Assets CMN Owner Trust
2.87%                                     03/25/36                         3,379                        1,798 (i)
Interstar Millennium Trust (Class A)
2.98%                                     03/14/36                           722                          697 (i)
JP Morgan Alternative Loan Trust
2.54%                                     08/25/36 - 10/25/36              5,101                        4,969 (i)
Medallion Trust (Class A)
2.70%                                     08/22/36                         2,000                        1,898 (i)
Morgan Stanley Capital I
3.02%                                     01/15/21                         9,000                        7,380 (b,i)
National RMBS Trust
2.91%                                     03/20/34                         1,020                          974 (i)
Nomura Asset Acceptance Corp.
2.61%                                     03/25/37                        11,446                       10,506 (i)
Residential Accredit Loans, Inc.
2.66%                                     07/25/36                         3,040                        2,077 (i)
Thornburg Mortgage Securities Trust
(Class A)
2.69%                                     12/25/35                         3,058                        3,057 (i)
3.16%                                     04/25/43                           504                          492 (i)
WaMu Mortgage Pass Through Certificates
2.82%                                     01/25/45                           884                          717 (i)
2.86%                                     07/25/44                         1,421                        1,355 (i)
                                                                                                       48,661

TOTAL SECURITIES PURCHASED WITH                                                                       236,073
COLLATERAL FROM SECURITIES ON LOAN
 (COST $259,251)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.5%
------------------------------------------------------------------------------------------------------------------------------------

OTHER INVESTMENTS - 0.2%
GEI Investment Fund                                                                                     4,414 (k)

OTHER INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES  ON LOAN - 0.3%
GEI Investment Fund                                                                                     7,325 (k)

TOTAL OTHER INVESTMENTS                                                                                11,739
 (COST $15,445)

TOTAL INVESTMENT IN SECURITIES                                                                      2,819,505
 (COST $2,911,682)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 18.0%
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENTS - 15.6%
Federal Home Loan Bank Discount Notes
2.06%                                     07/16/08                        60,000                       59,949 (d)
2.08%                                     07/11/08- 07/23/08              65,590                       65,539 (d)
2.16%                                     08/22/08                        14,000                       13,956 (d)
2.21%                                     07/18/08                        53,140                       53,084 (d)
Federal Home Loan Mortgage Corp.
Discount Notes
2.06%                                     08/07/08                        45,000                       44,905 (d)
2.20%                                     07/03/08                        26,037                       26,034 (d)
2.24%                                     08/04/08                        26,218                       26,163 (d)
2.26%                                     07/30/08                        40,000                       39,927 (d)
Federal National Mortgage Assoc.
Discount Notes
2.08%                                     10/03/08                        61,000                       60,615 (d)
                                                                                                      390,172

TIME DEPOSIT - 1.1%
State Street Corp.
1.40%                                     07/01/08                        26,407                       26,407 (e)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 1.3%

TIME DEPOSIT - 1.3%
State Street Corp.
1.40%                                     07/01/08                        32,282                       32,282 (e)

TOTAL SHORT-TERM INVESTMENTS                                                                          448,861
 (COST $448,918)

TOTAL INVESTMENTS                                                                                   3,268,366
 (COST $3,360,600)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                              (773,875)
NET - (31.0)%
                                                                                               --------------
NET ASSETS - 100.0%                                                                            $    2,494,491
                                                                                               ==============


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The S&S Income Fund had the following long futures contracts open at June 30, 2008 (unaudited):

                                                                                   CURRENT      UNREALIZED
                                                                     NUMBER OF     NOTIONAL     APPRECIATION/
DESCRIPTION                                   EXPIRATION DATE       CONTRACTS        VALUE      DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Schatz Futures                           September 2008           173         $ 27,891       $ (161)
U.S. Treasury Notes 2Yr. Futures              September 2008          2178          460,000        2,703


The S&S Income Fund had the following Short futures contracts open at June 30, 2008 (unaudited):

                                                                                   CURRENT       UNREALIZED
                                                                     NUMBER OF     NOTIONAL      APPRECIATION/
DESCRIPTION                                   EXPIRATION DATE       CONTRACTS       VALUE       DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 5Yr. Futures              September 2008           400         $(44,222)      $  120
U.S. Treasury Notes 10Yr. Futures             September 2008           597          (68,011)        (750)
                                                                                                  ------
                                                                                                  $1,912
                                                                                                  ======

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $164,204 or 6.58% of net assets for the GE S&S Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rat at June 30, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l)      Illiquid Securities

+        Percentages are based on net assets as of June 30, 2008.

**       Par value less than 500

Abbreviations:

ADR         American Depository Receipt
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


S&S Income Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$721,408      $2,422,977      $123,982      $3,268,366
Other Financial
   Instruments  $  1,912      $-	      $-	    $    1,912

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$176,204	$-
   Accrued discounts/premiums		$ (3,732)	$-
   Realized gain (loss)			$    165        $-
   Change in unrealized appreciation
                         (depreciation)	$  7,870        $-
   Net purchases (sales)		$(39,239)       $-
   Net transfers in and out of Level 3  $(17,286)	$-
Balance at 6/30/08			$123,982        $-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   //S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  August 18, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  August 18, 2008